Nature of the Organization and Business (Tables)	12 Months Ended
Jun. 30, 2025
Nature of the Organization and Business [Abstract]
Schedule of Consolidated Financial Statements Reflect the Activities of Zhibao

The accompanying consolidated financial statements reflect the activities of Zhibao and each of the following entities:

Name of Entity	Date of Incorporation	Place of Incorporation	% of Ownership	Principal Activities
Parent company:
Zhibao	January 11, 2023	Cayman Islands	Parent	Investment holding
Wholly owned subsidiaries of Zhibao
Zhibao Technology Holdings Limited (“Zhibao BVI”)	January 12, 2023	British Virgin Islands	100	Investment holding
Zhibao Technology Limited (“Zhibao HK”)	January 19, 2023	Hong Kong	100	Investment holding
Zhibao Labuan Reinsurance (“Zhibao Labuan”)	July 29, 2024	Malaysia	100	Brokerage services and Managing general underwriter (“MGU”) services
Zhibao China	November 24, 2015	PRC	100	MGU services
Shanghai Anyi Network Technology Co., Ltd. (“Shanghai Anyi”)	September 18, 2015	PRC	100	R&D services
Sunshine Insurance Brokers (Shanghai) Co., Ltd. (“Sunshine Insurance Brokers”)	November 17, 2011	PRC	100	Digital insurance brokerage services and offline insurance brokerage consulting services
Shanghai Zhibao Health Management Co., Ltd. (“Zhibao Health”)	November 16, 2022	PRC	100	Healthcare services
Shanghai Zhizhongbao Enterprise Management Co., Ltd. (“Zhizhongbao”)	March 6, 2025	PRC	100	Healthcare services
Shanghai Zhibao Yingshi Health Technology Co., Ltd.	September 24, 2025	PRC	51	Healthcare services